PROVISIONS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 claim	Dec. 31, 2021 USD ($)
PROVISIONS
Number of cargo claims | claim	2
Legal proceedings provision | $		$ 18.3